CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue	$ 548,512	$ 630,201	$ 837,999
Operating expenses
Cost of goods and services	(336,349)	(348,884)	(384,447)
Research and development expenses	(148,295)	(212,109)	(302,001)
Selling expenses	(36,306)	(48,617)	(53,392)
Administrative expenses	(66,722)	(64,296)	(79,784)
Total operating expenses	(587,672)	(673,906)	(819,624)
(Loss)/income from operations	(39,160)	(43,705)	18,375
Gain on divestment of an equity investee	476,896
Other income/(expense)
Interest income	49,877	40,080	36,145
Other income	19,710	10,274	12,949
Interest expense	(2,865)	(2,872)	(759)
Other expense	(5,767)	(4,884)	(8,402)
Total other income/(expense)	60,955	42,598	39,933
Income/(loss) before income taxes and equity in earnings of equity investees	498,691	(1,107)	58,308
Income tax expense	(63,610)	(7,192)	(4,509)
Equity in earnings of equity investees, net of tax	22,651	46,469	47,295
Net income	457,732	38,170	101,094
Less: Net income attributable to non-controlling interests	(823)	(441)	(314)
Net income attributable to the Company	$ 456,909	$ 37,729	$ 100,780
Earnings per share attributable to the Company (US$ per share)
Earnings per share attributable to the Company - basic (US$ per share)	$ 0.53	$ 0.04	$ 0.12
Earnings per share attributable to the Company - diluted (US$ per share)	$ 0.52	$ 0.04	$ 0.12
Number of shares used in per share calculation
Number of shares used in per share calculation-basic (in shares)	858,276,608	855,351,683	849,654,296
Number of shares used in per share calculation-diluted (in shares)	872,891,120	872,829,129	869,196,348
Third parties
Revenue
Revenue	$ 547,190	$ 625,876	$ 829,254
Related parties
Revenue
Revenue	1,322	4,325	8,745
Goods | Third parties
Revenue
Revenue	393,477	401,382	388,924
Operating expenses
Cost of goods and services	(291,360)	(294,918)	(331,984)
Goods | Related parties
Revenue
Revenue	1,322	3,854	8,264
Operating expenses
Cost of goods and services	(775)	(1,861)	(4,777)
Services -commercialization
Revenue
Revenue	45,300	52,485	48,608
Services -commercialization | Third parties
Revenue
Revenue	45,300	52,485	48,608
Operating expenses
Cost of goods and services	(44,214)	(52,105)	(47,686)
Services -research and development
Revenue
Revenue		471	481
Services -research and development | Related parties
Revenue
Revenue		471	481
Services -collaboration research and development
Revenue
Revenue	27,904	57,968	80,397
Services -collaboration research and development | Third parties
Revenue
Revenue	27,904	57,968	80,397
Other collaboration revenue -royalties
Revenue
Revenue	68,419	71,041	32,470
Other collaboration revenue -royalties | Third parties
Revenue
Revenue	68,419	71,041	32,470
Other collaboration revenue -licensing
Revenue
Revenue	12,090	43,000	278,855
Other collaboration revenue -licensing | Third parties
Revenue
Revenue	$ 12,090	$ 43,000	$ 278,855